iShares
®
Global Healthcare ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  0 .8%
Cochlear Ltd. ........................... 34,636 $ 2,909,276
CSL Ltd. ............................... 251,495 20,065,474
Sigma Healthcare Ltd. ..................... 2,991,240 5,695,517
Sonic Healthcare Ltd. ...................... 256,130 3,685,898
32,356,165
a
Belgium  —  1 .2%
Argenx SE
(a)
............................ 32,048 29,704,124
UCB SA ............................... 62,454 18,696,920
48,401,044
a
Brazil  —  0 .1%
Rede D'Or Sao Luiz SA
(b)
................... 525,813 3,535,434
a
China  —  0 .3%
BeOne Medicines Ltd. , Class H
(a)
.............. 488,400 10,645,079
a
Denmark  —  2 .3%
Coloplast A.S. , Class B ..................... 62,746 3,573,658
Genmab A.S.
(a)
.......................... 32,697 8,963,955
Novo Nordisk A.S. , Class B .................. 1,651,617 79,322,075
91,859,688
a
France  —  2 .1%
EssilorLuxottica SA ....................... 151,257 28,401,759
Eurofins Scientific SE ...................... 59,154 4,629,070
Sanofi SA .............................. 552,795 47,265,942
Sartorius Stedim Biotech .................... 14,115 2,926,787
83,223,558
a
Germany  —  1 .6%
Bayer AG , Registered ...................... 509,163 28,160,875
Fresenius Medical Care AG .................. 107,930 4,886,073
Fresenius SE & Co. KGaA ................... 213,073 9,734,545
Merck KGaA
(c)
........................... 66,963 11,225,989
QIAGEN N.V. ........................... 107,185 4,146,358
Siemens Healthineers AG
(b)
.................. 151,984 5,927,764
64,081,604
a
Japan  —  3 .7%
Astellas Pharma, Inc. ...................... 935,175 12,509,519
Chugai Pharmaceutical Co. Ltd. ............... 331,000 15,289,943
Daiichi Sankyo Co. Ltd. ..................... 981,800 15,787,600
Eisai Co. Ltd. ........................... 148,900 3,753,508
Hoya Corp. ............................. 172,900 27,888,993
Olympus Corp. .......................... 577,600 6,048,158
Ono Pharmaceutical Co. Ltd. ................. 243,600 3,580,788
Otsuka Holdings Co. Ltd. ................... 266,000 17,704,743
Shionogi & Co. Ltd. ....................... 415,100 7,092,611
Takeda Pharmaceutical Co. Ltd. ............... 824,492 26,280,383
Terumo Corp. ........................... 765,100 10,449,382
146,385,628
a
Netherlands  —  0 .3%
Koninklijke Philips N.V. ..................... 404,178 10,991,480
a
South Korea  —  0 .2%
Celltrion, Inc.
(a)
.......................... 81,867 9,221,047
a
Spain  —  0 .0%
Grifols SA
(c)
............................. 152,407 1,561,024
a
Sweden  —  0 .1%
Getinge AB , Class B ....................... 113,268 2,316,139
a
Security Shares Value
a
Switzerland  —  10 .1%
Alcon AG .............................. 258,931 $ 17,459,696
Galderma Group AG
(a)
..................... 94,892 21,582,941
Lonza Group AG , Registered ................. 36,358 24,527,255
Novartis AG , Registered .................... 948,792 148,288,889
Roche Holding AG , Bearer .................. 14,915 6,248,774
Roche Holding AG , NVS .................... 364,099 149,676,095
Sandoz Group AG ........................ 227,996 20,600,343
Sonova Holding AG , Registered ............... 25,623 6,081,437
Straumann Holding AG , Registered ............. 58,662 7,710,994
402,176,424
a
United Kingdom  —  5 .8%
AstraZeneca PLC ........................ 803,794 150,071,714
GSK PLC .............................. 2,101,367 55,166,930
Haleon PLC ............................ 4,595,825 21,178,234
Smith & Nephew PLC ...................... 441,916 6,386,655
232,803,533
a
United States  —  70 .9%
Abbott Laboratories ....................... 902,713 81,912,178
AbbVie, Inc. ............................ 812,552 204,470,585
Agilent Technologies, Inc. ................... 146,450 19,452,953
Align Technology, Inc.
(a)
..................... 34,494 5,817,758
Amgen, Inc. ............................ 279,702 101,285,688
Baxter International, Inc.
(c)
................... 267,640 5,706,085
Becton Dickinson & Co. .................... 142,103 21,504,447
Biogen, Inc.
(a)
........................... 76,513 16,531,399
Bio-Techne Corp. ......................... 81,109 5,730,351
Boston Scientific Corp.
(a)
.................... 770,320 32,877,258
Bristol-Myers Squibb Co. .................... 1,058,359 60,982,646
Cardinal Health, Inc. ....................... 121,356 28,829,331
Cencora, Inc. ........................... 100,828 28,532,307
Centene Corp.
(a)
......................... 243,124 15,606,129
Charles River Laboratories International, Inc.
(a)
..... 25,288 5,735,065
Cigna Group (The) ........................ 137,066 37,786,355
Cooper Companies, Inc. (The)
(a)
............... 101,106 7,250,311
CVS Health Corp. ........................ 661,284 68,409,830
Danaher Corp. .......................... 326,475 62,186,958
DaVita, Inc.
(a)
............................ 16,278 3,621,529
Dexcom, Inc.
(a)
.......................... 199,983 13,468,855
Edwards Lifesciences Corp.
(a)
................ 298,380 26,991,455
Elevance Health, Inc. ...................... 112,505 43,509,059
Eli Lilly & Co. ........................... 363,820 436,376,623
GE HealthCare Technologies, Inc. ............. 235,741 15,089,781
Gilead Sciences, Inc. ...................... 643,458 81,294,484
HCA Healthcare, Inc. ...................... 80,475 31,376,398
Henry Schein, Inc.
(a)
....................... 51,016 4,260,856
Humana, Inc. ........................... 62,193 24,704,303
IDEXX Laboratories, Inc.
(a)
................... 40,863 21,511,918
Incyte Corp.
(a)
........................... 86,974 9,859,373
Insulet Corp.
(a)
........................... 36,161 5,505,512
Intuitive Surgical, Inc.
(a)
..................... 183,550 72,994,164
IQVIA Holdings, Inc.
(a)
...................... 86,466 16,706,960
Johnson & Johnson ....................... 1,107,100 281,170,187
Labcorp Holdings, Inc. ..................... 42,486 11,896,080
McKesson Corp. ......................... 62,256 47,040,634
Medtronic PLC .......................... 665,396 52,053,929
Merck & Co., Inc. ......................... 1,279,976 164,476,916
Mettler-Toledo International, Inc.
(a)
............. 10,430 13,324,429
Moderna, Inc.
(a) (c)
......................... 183,025 12,817,241
Pfizer, Inc. ............................. 2,953,901 71,129,936
Quest Diagnostics, Inc. ..................... 57,347 12,154,697
Regeneron Pharmaceuticals, Inc. .............. 51,745 32,265,077
ResMed, Inc. ........................... 75,146 14,644,452

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Global Healthcare ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
United States (continued)
Revvity, Inc. ............................ 57,808 $ 6,431,718
Solventum Corp.
(a)
........................ 76,239 5,881,839
STERIS PLC ............................ 50,803 10,697,588
Stryker Corp. ........................... 178,814 56,297,800
Thermo Fisher Scientific, Inc. ................. 192,575 96,549,402
UnitedHealth Group, Inc. .................... 422,174 175,468,180
Universal Health Services, Inc. , Class B ......... 27,213 4,046,301
Veeva Systems, Inc. , Class A
(a) (c)
.............. 77,770 13,801,842
Vertex Pharmaceuticals, Inc.
(a)
................ 131,547 65,343,341
Viatris, Inc. ............................. 603,595 9,585,089
Waters Corp.
(a)
.......................... 50,857 19,073,409
West Pharmaceutical Services, Inc. ............ 36,608 13,142,272
Zimmer Biomet Holdings, Inc. ................ 100,755 8,673,998
Zoetis, Inc. , Class A ....................... 217,245 15,611,226
2,831,456,487
a
Total Common Stocks — 99.5%
(Cost: $ 3,503,973,384 ) ............................... 3,971,014,334
a
Preferred Stocks
Germany  —  0 .1%
Sartorius AG , Preference Shares , NVS
(c)
......... 13,019 3,415,516
a
Total Preferred Stocks — 0.1%
(Cost: $ 4,460,458 ) .................................. 3,415,516
Security Shares Value
a
Rights
United States  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a)
................ 105,133 $ 1,051
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 1,051
a
Total Long-Term Investments — 99.6%
(Cost: $ 3,508,433,842 ) ............................... 3,974,430,901
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 25,134,123 25,141,663
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 8,029,836 8,029,836
a
Total Short-Term Securities — 0.8%
(Cost: $ 33,169,328 ) ................................. 33,171,499
Total Investments —  100.4%
(Cost: $ 3,541,603,170 ) ............................... 4,007,602,400
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (15,290,753)
Net Assets — 100.0% ................................. $ 3,992,311,647
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 11,267,290  $ 13,873,156
(a)
$ —  $ (1,320) $ 2,537  $ 25,141,663  25,134,123  $ 24,956
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 4,451,579  3,578,257
(a)
—  —  —  8,029,836  8,029,836  61,099  —
$ —  $ (1,320) $ 2,537
$ 33,171,499
$ 86,055  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Global Healthcare ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 111 09/18/26 $ 17,934 $ 673,518
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,834,991,921  $ 1,136,022,413  $ —  $ 3,971,014,334
Preferred Stocks ......................................... —  3,415,516  —  3,415,516
Rights ................................................ —  1,051  —  1,051
Short-Term Securities
Money Market Funds ...................................... 33,171,499  —  —  33,171,499
$ 2,868,163,420  $ 1,139,438,980  $ —  $ 4,007,602,400
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 673,518  $ —  $ —  $ 673,518
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares